Offsets	Mar. 03, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Initial Filing Date	Mar. 03, 2023
Fee Offset Claimed	$ 13,500.23
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,510,817
Termination / Withdrawal Statement	The Registrant has previously registered 5,847,298 Common Shares, offered by means of a 424(b)(5) prospectus supplement, dated March 3, 2023 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $22,484.76. As of the date of this prospectus supplement, 3,510,817 Common Shares remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $13,500.23 that has already been paid and remains unused with respect to the unsold Common Shares that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $85,036.29 due for this offering. The remaining balance of the registration fee, $71,536.06, has been paid in connection with this offering. The registrant has terminated the offering that included the unsold Common Shares under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Filing Date	Mar. 03, 2023
Fee Paid with Fee Offset Source	$ 0.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-236886
Filing Date	Mar. 04, 2020
Fee Paid with Fee Offset Source	$ 13,500.23